DETAILS OF CASH FLOWS - Cash and cash equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DETAILS OF CASH FLOWS
Cash	$ 248,499	$ 534,975
Short-term deposits	50,178	123,271
Total cash and cash equivalents	$ 298,677	$ 658,246	$ 69,019